Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
iShares Enhanced Large Cap Value Active ETF
Prospectus [Line Items]
Average Annual Return, Percent	18.36%	12.47%	11.15%
iShares Enhanced Large Cap Value Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.32%	9.32%	8.97%
iShares Enhanced Large Cap Value Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.03%	8.85%	8.37%